SHARE CAPITAL - Summary of RSU and PSU's (Details)			12 Months Ended
	Feb. 20, 2026 shares	Jan. 06, 2026 shares	Mar. 31, 2026 shares $ / shares
Restricted share units
Number of RSUs
Beginning Outstanding (in shares) | shares			0
Granted (in shares) | shares			5,199,440
Deemed granted (in shares) | shares			250,438
Vested (in shares) | shares	(41,664)	(141,664)	(183,328)
Forfeited/Expired (in shares) | shares			0
Ending Outstanding (in shares) | shares			5,266,550
WAFV (S)
Beginning Outstanding (in USD per share) | $ / shares			$ 0
Granted (in USD per share) | $ / shares			6.58
Deemed granted (in USD per share) | $ / shares			5.09
Vested (in USD per share) | $ / shares			5.98
Forfeited/Expired (in USD per share) | $ / shares			0
Ending Outstanding (in USD per share) | $ / shares			$ 6.53
Performance Share Units
Number of RSUs
Beginning Outstanding (in shares) | shares			0
Granted (in shares) | shares			325,000
Deemed granted (in shares) | shares			0
Vested (in shares) | shares			0
Forfeited/Expired (in shares) | shares			0
Ending Outstanding (in shares) | shares			325,000
WAFV (S)
Beginning Outstanding (in USD per share) | $ / shares			$ 0
Granted (in USD per share) | $ / shares			1.77
Deemed granted (in USD per share) | $ / shares			0
Vested (in USD per share) | $ / shares			0
Forfeited/Expired (in USD per share) | $ / shares			0
Ending Outstanding (in USD per share) | $ / shares			$ 1.77